Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential’s Gibraltar Fund, Inc.
Entity Central Index Key	0000080946
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
PRUDENTIAL'S GIBRALTAR FUND, INC
Shareholder Report [Line Items]
Fund Name	Prudential’s Gibraltar Fund, Inc.
Class Name	Prudential’s Gibraltar Fund, Inc.
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Prudential’s Gibraltar Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential’s Gibraltar Fund, Inc.	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 163,325,335
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?
Fund’s net assets	$ 163,325,335
Number of fund holdings	47
Portfolio turnover rate for the period	7%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	24.9%
Software	11.1%
Interactive Media & Services	10.9%
Broadline Retail	8.6%
Financial Services	8.0%
Technology Hardware, Storage & Peripherals	6.5%
Pharmaceuticals	5.4%
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	4.6%
Entertainment	3.6%
IT Services	3.5%
Consumer Staples Distribution & Retail	3.3%
Automobiles	2.9%
Health Care Equipment & Supplies	1.8%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Biotechnology	1.5%
Capital Markets	1.2%
Ground Transportation	1.1%
Diversified Telecommunication Services	1.0%
Electric Utilities	0.9%
Hotels, Restaurants & Leisure	0.8%
Specialty Retail	0.7%
Aerospace & Defense	0.7%
104.6%
Liabilities in excess of other assets	(4.6)%
100.0%